Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,091,617
Proposed Maximum Offering Price per Unit	11.21
Maximum Aggregate Offering Price	$ 23,447,026.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,589.74
Offering Note
(1)
On August 30, 2024, Denali Capital Acquisition Corp., a Cayman Islands exempted company (“Denali”), entered into that certain Agreement and Plan of Merger with Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Merger Sub”), and Semnur Pharmaceuticals, Inc., a Delaware corporation (“Semnur”) and a wholly owned subsidiary of Scilex Holding Company (“Scilex”) (as amended from time to time in accordance with its terms including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, (a) Denali will effect a deregistration under the Cayman Islands Companies Act (2023 Revision) (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for Denali will be changed from the Cayman Islands to the State of Delaware (the “Domestication”), (b) Merger Sub will merge with and into Semnur, with Semnur surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of Denali (which will be renamed Semnur Pharmaceuticals, Inc. (“New Semnur”)). All securities being registered will be issued by New Semnur.

The Merger Agreement provides, among other things, that (i) each outstanding share of common stock of Semnur (“Semnur Common Stock”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by Semnur or its subsidiaries or shares the holders of which exercise dissenters’ rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of Denali (following the Domestication), par value $0.0001 per share (“New Semnur Common Stock”), equal to the Exchange Ratio (as defined in the Merger Agreement), (ii) each outstanding share of preferred stock of Semnur (“Semnur Preferred Stock”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) one share of Series A Preferred Stock of Denali (following the Domestication), par value $0.0001 per share, and
(b) one-tenth
of one share of New Semnur Common Stock and (iii) subject to the approval of the Option Exchange Proposal described in the proxy statement/prospectus forming part of this registration statement, each option to purchase Semnur Common Stock that is outstanding as of immediately prior to the Effective Time will be exchanged for a number of options exercisable for newly issued shares of New Semnur Common Stock based upon the Exchange Ratio.

The amount to be registered represents shares of New Semnur Common Stock issuable in exchange for all outstanding Denali ordinary shares in connection with the Domestication. Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”) and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.21, based on the average of the high ($11.89) and low ($10.52) prices of Denali Class A ordinary shares on the OTC Markets on April 16, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission (the “SEC”)). No cash is to be received or paid by the Registrant in connection with the securities to be issuable in connection with the Business Combination.

For all securities set forth in this table, the amount to be registered also includes, pursuant to Rule 416(a), an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	281,100,000
Maximum Aggregate Offering Price	$ 9,370
Fee Rate	0.01531%
Amount of Registration Fee	$ 1.44
Offering Note
(2)
The amount to be registered represents: (a) 280,500,000 shares of New Semnur Common Stock, the maximum number of shares of New Semnur Common Stock that are expected to be issued in connection with the Business Combination to (i) holders of Semnur Common Stock and (ii) assuming approval of the Option Exchange Proposal described in the proxy statement/prospectus forming part of this registration statement, holders of outstanding options to purchase shares of Semnur Common Stock, and (b) 600,000 shares of New Semnur Common Stock, the maximum number of shares of New Semnur Common Stock issuable to holders of Semnur Preferred Stock in connection with the Business Combination. The value per share of the securities to be received by the Registrant upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Semnur is a private company, no market exists for its securities, and Semnur has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third
of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by the Registrant in connection with the securities to be exchanged in the Business Combination.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	8,235,378
Amount of Registration Fee	$ 0
Offering Note
(3)
The amount to be registered represents the 8,235,378 public warrants of Denali issued and outstanding, which will be exchanged for warrants to purchase New Semnur Common Stock in connection with the Domestication. The maximum number of warrants to purchase New Semnur Common Stock being exchanged for the 8,235,378 public warrants of Denali issued and outstanding and shares of New Semnur Common Stock issuable upon exercise of such warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to such warrants has been allocated to the shares of New Semnur Common Stock underlying such warrants and those shares of New Semnur Common Stock are included in the registration fee as calculated in footnote (4) below.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of warrants
Amount Registered | shares	8,235,378
Proposed Maximum Offering Price per Unit	11.55
Maximum Aggregate Offering Price	$ 95,118,615.9
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,562.67
Offering Note
(4)
The amount to be registered represents the shares of New Semnur Common Stock issuable upon exercise of warrants to purchase New Semnur Common Stock. Each such warrant will entitle the warrant holder to purchase one share of New Semnur Common Stock at a price of $11.50 per whole share of New Semnur Common Stock (subject to adjustment). Pursuant to Rule 457(g) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.55, based on (a) the exercise price of the $11.50 per whole share of New Semnur Common Stock as described in this footnote (4), plus (b) the average of the high ($0.05) and low ($0.05) prices of the Denali public warrants on The Nasdaq Global Market on October 29, 2024 (such date being within five business days of the date that this registration statement was filed with the SEC).

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units, consisting of one share of Common Stock, par value $0.0001 per share, and one Warrant to purchase one share of Common Stock
Amount Registered | shares	524,622
Proposed Maximum Offering Price per Unit	11.53
Maximum Aggregate Offering Price	$ 6,048,891.66
Fee Rate	0.01531%
Amount of Registration Fee	$ 926.09
Offering Note
(1)
On August 30, 2024, Denali Capital Acquisition Corp., a Cayman Islands exempted company (“Denali”), entered into that certain Agreement and Plan of Merger with Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Merger Sub”), and Semnur Pharmaceuticals, Inc., a Delaware corporation (“Semnur”) and a wholly owned subsidiary of Scilex Holding Company (“Scilex”) (as amended from time to time in accordance with its terms including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, (a) Denali will effect a deregistration under the Cayman Islands Companies Act (2023 Revision) (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for Denali will be changed from the Cayman Islands to the State of Delaware (the “Domestication”), (b) Merger Sub will merge with and into Semnur, with Semnur surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of Denali (which will be renamed Semnur Pharmaceuticals, Inc. (“New Semnur”)). All securities being registered will be issued by New Semnur.

The Merger Agreement provides, among other things, that (i) each outstanding share of common stock of Semnur (“Semnur Common Stock”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by Semnur or its subsidiaries or shares the holders of which exercise dissenters’ rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of Denali (following the Domestication), par value $0.0001 per share (“New Semnur Common Stock”), equal to the Exchange Ratio (as defined in the Merger Agreement), (ii) each outstanding share of preferred stock of Semnur (“Semnur Preferred Stock”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) one share of Series A Preferred Stock of Denali (following the Domestication), par value $0.0001 per share, and
(b) one-tenth
of one share of New Semnur Common Stock and (iii) subject to the approval of the Option Exchange Proposal described in the proxy statement/prospectus forming part of this registration statement, each option to purchase Semnur Common Stock that is outstanding as of immediately prior to the Effective Time will be exchanged for a number of options exercisable for newly issued shares of New Semnur Common Stock based upon the Exchange Ratio.

The amount to be registered represents shares of New Semnur Common Stock issuable in exchange for all outstanding Denali ordinary shares in connection with the Domestication. Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”) and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.21, based on the average of the high ($11.89) and low ($10.52) prices of Denali Class A ordinary shares on the OTC Markets on April 16, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission (the “SEC”)). No cash is to be received or paid by the Registrant in connection with the securities to be issuable in connection with the Business Combination.

For all securities set forth in this table, the amount to be registered also includes, pursuant to Rule 416(a), an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions.

(5)
The amount to be registered represents 14,662 public units issued and outstanding that were sold in the Registrant’s initial public offering and 510,000 private placement units issued and outstanding that were sold in a private placement in connection with the initial public offering, which will be exchanged for a corresponding number of units of New Semnur in connection with the Domestication. Each unit may be redeemed for one share of New Semnur Common Stock and one warrant to purchase New Semnur Common Stock. The value per share of the securities to be received by the Registrant upon the issuance of such securities and pursuant to Rule 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.53, based on the average of the high ($11.53) and low ($11.53) prices of the public units of Denali each consisting of one Class A ordinary share and one redeemable warrant on The Nasdaq Global Market on October 29, 2024 (such date being within five business days of the date that this registration statement was filed with the SEC). No cash is to be received or paid by the Registrant in connection with the securities to be issued in connection with the Business Combination.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying the Units
Amount Registered | shares	524,622
Amount of Registration Fee	$ 0
Offering Note
(6)
Pursuant to Rule 457(i), there is no fee associated with the registration of shares of common stock issuable upon conversion of the units being registered under this Registration Statement because no additional consideration will be received in connection with the conversion of units.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock underlying the Units
Amount Registered | shares	524,622
Amount of Registration Fee	$ 0
Offering Note
(7)
The amount to be registered represents 14,662 public warrants of Denali and 510,000 private warrants of Denali underlying the units referenced in footnote (5) above. The maximum number of warrants to purchase New Semnur Common Stock being exchanged for these warrants and shares of New Semnur Common Stock issuable upon exercise of such warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to such warrants has been allocated to the shares of New Semnur Common Stock underlying such warrants and those shares of New Semnur Common Stock are included in the registration fee as calculated in footnote (7) below.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants underlying the Units
Amount Registered | shares	524,622
Proposed Maximum Offering Price per Unit	11.5
Maximum Aggregate Offering Price	$ 6,033,153
Fee Rate	0.01531%
Amount of Registration Fee	$ 923.68
Offering Note
(1)
On August 30, 2024, Denali Capital Acquisition Corp., a Cayman Islands exempted company (“Denali”), entered into that certain Agreement and Plan of Merger with Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Merger Sub”), and Semnur Pharmaceuticals, Inc., a Delaware corporation (“Semnur”) and a wholly owned subsidiary of Scilex Holding Company (“Scilex”) (as amended from time to time in accordance with its terms including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, (a) Denali will effect a deregistration under the Cayman Islands Companies Act (2023 Revision) (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for Denali will be changed from the Cayman Islands to the State of Delaware (the “Domestication”), (b) Merger Sub will merge with and into Semnur, with Semnur surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of Denali (which will be renamed Semnur Pharmaceuticals, Inc. (“New Semnur”)). All securities being registered will be issued by New Semnur.

The Merger Agreement provides, among other things, that (i) each outstanding share of common stock of Semnur (“Semnur Common Stock”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by Semnur or its subsidiaries or shares the holders of which exercise dissenters’ rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of Denali (following the Domestication), par value $0.0001 per share (“New Semnur Common Stock”), equal to the Exchange Ratio (as defined in the Merger Agreement), (ii) each outstanding share of preferred stock of Semnur (“Semnur Preferred Stock”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) one share of Series A Preferred Stock of Denali (following the Domestication), par value $0.0001 per share, and
(b) one-tenth
of one share of New Semnur Common Stock and (iii) subject to the approval of the Option Exchange Proposal described in the proxy statement/prospectus forming part of this registration statement, each option to purchase Semnur Common Stock that is outstanding as of immediately prior to the Effective Time will be exchanged for a number of options exercisable for newly issued shares of New Semnur Common Stock based upon the Exchange Ratio.

The amount to be registered represents shares of New Semnur Common Stock issuable in exchange for all outstanding Denali ordinary shares in connection with the Domestication. Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”) and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.21, based on the average of the high ($11.89) and low ($10.52) prices of Denali Class A ordinary shares on the OTC Markets on April 16, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission (the “SEC”)). No cash is to be received or paid by the Registrant in connection with the securities to be issuable in connection with the Business Combination.

For all securities set forth in this table, the amount to be registered also includes, pursuant to Rule 416(a), an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions.

(8)
The amount to be registered represents New Semnur Common Stock issuable upon exercise of warrants to purchase New Semnur Common Stock. Each such warrant will entitle the warrant holder to purchase one share of New Semnur Common Stock at a price of $11.50 per whole share of New Semnur Common Stock (subject to adjustment). Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the New Semnur Common Stock underlying the warrants is the exercise price of $11.50 per share.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Preferred Stock, par value $0.0001 per share
Amount Registered | shares	6,000,000
Maximum Aggregate Offering Price	$ 200
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.04
Offering Note
(2)
The amount to be registered represents: (a) 280,500,000 shares of New Semnur Common Stock, the maximum number of shares of New Semnur Common Stock that are expected to be issued in connection with the Business Combination to (i) holders of Semnur Common Stock and (ii) assuming approval of the Option Exchange Proposal described in the proxy statement/prospectus forming part of this registration statement, holders of outstanding options to purchase shares of Semnur Common Stock, and (b) 600,000 shares of New Semnur Common Stock, the maximum number of shares of New Semnur Common Stock issuable to holders of Semnur Preferred Stock in connection with the Business Combination. The value per share of the securities to be received by the Registrant upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Semnur is a private company, no market exists for its securities, and Semnur has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third
of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by the Registrant in connection with the securities to be exchanged in the Business Combination.

(9)
The amount to be registered represents the maximum number of shares of New Semnur Common Stock issuable to the holders of Semnur Preferred Stock in connection with the Business Combination. The value per share of the securities to be received by the Registrant upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Semnur is a private company, no market exists for its securities, and Semnur has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third
of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by the Registrant in connection with the securities to be issuable in connection with the Business Combination.